Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investments - Available-for-sale, at fair value:
Fixed maturities (amortized cost: $11,373.9 and $11,455.7)	$ 11,774.1		$ 11,759.3
Equity securities:
Nonredeemable preferred stocks (cost: $404.0 and $473.7)	812.4		806.3
Common equities (cost: $1,370.3 and $1,431.0)	1,899.0		1,845.6
Short-term investments (amortized cost: $1,990.0 and $1,551.8)	1,990.0		1,551.8
Total investments at fair value	16,475.5	[1],[2]	15,963.0	[1],[2]
Cash	179.1		155.7
Accrued investment income	90.0		105.7
Premiums receivable, net of allowance for doubtful accounts of $138.6 and $124.2	3,183.7		2,929.8
Reinsurance recoverables, including $38.9 and $32.3 on paid losses and loss adjustment expenses	901.0		818.0
Prepaid reinsurance premiums	66.3		69.8
Deferred acquisition costs	434.5		433.6
Net deferred income taxes	109.4		196.0
Property and equipment, net of accumulated depreciation of $625.0 and $573.8	933.7		911.3
Other assets	321.5		261.9
Total assets	22,694.7		21,844.8
Liabilities and Shareholders' Equity
Unearned premiums	4,930.7		4,579.4
Loss and loss adjustment expense reserves	7,838.4		7,245.8
Accounts payable, accrued expenses, and other liabilities	1,855.5	[3]	1,770.8	[3]
Debt	2,063.1	[4]	2,442.1	[4]
Total liabilities	16,687.7		16,038.1
Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 193.1 and 184.7)	604.6		613.0
Paid-in capital	1,077.0		1,006.2
Retained earnings	3,454.4		3,495.0
Accumulated other comprehensive income, net of tax:
Net non-credit related OTTI losses, adjusted for valuation changes	(0.3)		(5.4)
Other net unrealized gains (losses) on securities	863.0		688.2
Total net unrealized gains (losses) on securities	862.7		682.8
Net unrealized gains on forecasted transactions	6.1		7.9
Foreign currency translation adjustment	2.2		1.8
Total accumulated other comprehensive income	871.0		692.5
Total shareholders' equity	6,007.0		5,806.7
Total liabilities and shareholders' equity	$ 22,694.7		$ 21,844.8

[1]	The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.
[3]	See Note 12 - Litigation and Note 13 - Commitments and Contingencies for further discussion.
[4]	Consists of both short- and long-term debt. See Note 4 - Debt for further discussion.